Stockholders' Equity (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		40,000,000
Preferred stock, par value		$ 1
Unissued common stock reserved for stock - based incentive plans and convertible preferred stock issuance		21,100,000
Sale of preferred stock	2,587,500	2,600,000	0
Convertible preferred stock dividend, rate		6.25%
Net proceeds from issuance of 6.25% mandatory convertible preferred stock	$ 249.7
Trading days		20
Initial liquidation preference per share		$ 100
Preferred stock dividend per year per share		$ 6.25
Annualized dividend on mandatory convertible preferred stock		$ 16.2
Maximum [Member]
Conversion rate of preferred stock	2.6717
Minimum [Member]
Conversion rate of preferred stock	2.1899